Equity and Redeemable Non-controlling Interest - Additional Information (Details) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($) Class $ / shares shares	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Sep. 30, 2021 USD ($) Class $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) Class $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 $ / shares	May 10, 2021 $ / shares shares
Number of classes of common stock | Class	4						4		4
Number of shares authorized	3,100,000,000						3,100,000,000		1,100,000,000
Distributions declared | $ / shares											$ 0
Fair value allocation | $	$ 3,252	$ 1,465	$ 839	$ 213	$ 274	$ 302	$ 5,556	$ 792	$ 1,282
Common stock repurchase limitations of aggregate NAV per month percentage									2.00%
Common stock repurchase limitations of aggregate NAV per calendar quarter percentage									5.00%
Minimum hold period for repurchases without a discount									1 year
Repurchase percentage within one year at a discount									95.00%
Repurchase of common stock	475,386						1,818,559		2,061,631	10,350
Payments for repurchase of common stock | $	$ 10,800						$ 40,000		$ 43,700	$ 200
Number of shares authorized												1,100,000,000
Preferred stock, authorized shares	100,000,000						100,000,000		100,000,000	100,000,000
Preferred stock, par value | $ / shares	$ 0.01						$ 0.01		$ 0.01	$ 0.01
Charter Amendment
Number of shares authorized												3,100,000,000
Preferred Stock
Preferred stock, authorized shares												100,000,000
Preferred stock, par value | $ / shares												$ 0.01
Preferred Stock | Charter Amendment
Preferred stock, authorized shares												100,000,000
Preferred stock, par value | $ / shares												$ 0.01
Common Stock
Number of shares authorized												1,000,000,000
Common stock, par value | $ / shares												$ 0.01
Common Stock | Charter Amendment
Common stock, shares authorized												3,000,000,000
Common stock, par value | $ / shares												$ 0.01
Common Stock Class T
Distributions declared | $ / shares							$ 0.9315		$ 1.2420	$ 1.0905
Repurchase of common stock							37,422		143,134
Common stock, shares authorized	500,000,000						500,000,000		500,000,000	250,000,000		250,000,000
Common stock, par value | $ / shares	$ 0.01						$ 0.01		$ 0.01	$ 0.01
Common Stock Class T | Charter Amendment
Common stock, shares authorized												500,000,000
Common Stock Class S
Distributions declared | $ / shares							$ 0.9315		$ 1.2420	$ 1.0905
Repurchase of common stock							819,843		1,059,710	5,507
Common stock, shares authorized	1,000,000,000						1,000,000,000		1,000,000,000	250,000,000		250,000,000
Common stock, par value | $ / shares	$ 0.01						$ 0.01		$ 0.01	$ 0.01
Common Stock Class S | Charter Amendment
Common stock, shares authorized												1,000,000,000
Common Stock Class D
Distributions declared | $ / shares							$ 0.9315		$ 1.2420	$ 1.0905
Repurchase of common stock							35,754		84,311
Common stock, shares authorized	500,000,000						500,000,000		500,000,000	250,000,000		250,000,000
Common stock, par value | $ / shares	$ 0.01						$ 0.01		$ 0.01	$ 0.01
Common Stock Class D | Charter Amendment
Common stock, shares authorized												500,000,000
Common Stock Class I
Distributions declared | $ / shares							$ 0.9315		$ 1.2420	$ 1.0905
Repurchase of common stock							925,540		774,476	4,843
Common stock, shares authorized	1,000,000,000						1,000,000,000		1,000,000,000	250,000,000		250,000,000
Common stock, par value | $ / shares	$ 0.01						$ 0.01		$ 0.01	$ 0.01
Common Stock Class I | Charter Amendment
Common stock, shares authorized												1,000,000,000